Significant Accounting Policies, Judgments and Estimation Uncertainty - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Leasehold and land improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	5 years
Bottom of range [member] | Greenhouses and other buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	4 years
Bottom of range [member] | Greenhouse equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	3 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	3 years
Maximum [member] | Leasehold and land improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	20 years
Maximum [member] | Greenhouses and other buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	30 years
Maximum [member] | Greenhouse equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	30 years
Maximum [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Lives	12 years